Principal Accounting Policies - Additional Information (Detail)			1 Months Ended			12 Months Ended
	Jun. 06, 2017 $ / shares shares	Nov. 24, 2015 USD ($)	Jan. 31, 2019 shares	Sep. 04, 2018 shares	Jan. 31, 2018 USD ($) Token	Dec. 31, 2018 CNY (¥) shares	Dec. 31, 2018 USD ($) shares	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2018 USD ($) $ / shares	Dec. 31, 2017 USD ($)	Dec. 31, 2015 CNY (¥)
Significant Accounting Policies [Line Items]
Accumulated deficit						¥ (3,233,061,063)		¥ (3,015,968,137)		$ (470,229,228)
Net loss						(239,284,796)	$ (34,802,530)	(112,092,907)	¥ (667,089,945)
Current liabilities exceeded total assets						743,700,000				108,200,000
Cash equivalents, bank deposits										80,000	$ 21,000,000
Cash and cash equivalents						4,256,449		142,624,020	38,878,076	$ 619,075	$ 20,743,802	¥ 49,010,541
Allowance for doubtful accounts receivable						109,939	15,990	47,948	0
Advertising expenses						300,000	40,000	900,000	2,500,000
Unrestricted government subsidies from local government						¥ 1,600,000	$ 200,000	2,300,000	¥ 1,100,000
Exercise price | $ / shares	$ 0.00									$ 1.86
Options exercised | shares	6,328,535					0	0
Options canceled | shares	10,806,665		15,000,000	4,700,000		1,500,000	1,500,000
Carrying value of convertible notes						¥ 375,300,000				$ 54,600,000
Number of Tokens Subscribed | Token					5,297,257
Payments for Subscription of Tokens					$ 2,000,000
Deferred Revenue						5,400,000				800,000
12% Convertible Senior Notes Due 2018
Significant Accounting Policies [Line Items]
Debt Instrument, Principal Amount		$ 40,050,000
Notes due date		2018
Notes extension		2 years
Controlled by PRC State Administration for Foreign Exchange, under authority of People's Bank of China
Significant Accounting Policies [Line Items]
Cash and cash equivalents						¥ 3,600,000		¥ 5,200,000		$ 500,000
Red 5 Studios, Inc. ("Red 5")
Significant Accounting Policies [Line Items]
Percentage of shareholding						34.71%				34.71%
Minimum
Significant Accounting Policies [Line Items]
Premium features with a stated expiration time, range of days, revenue recognized ratably over the period starting from when the feature is first used to the expiration time						1 day	1 day
Share-based awards vesting period						1 year	1 year
Maximum
Significant Accounting Policies [Line Items]
Premium features with a stated expiration time, range of days, revenue recognized ratably over the period starting from when the feature is first used to the expiration time						180 days	180 days
Perpetual features with no predetermined expiration, period over which revenue is recognized ratably over estimated average lives of the perpetual features						1 year	1 year
Share-based awards vesting period						4 years	4 years
Land use right
Significant Accounting Policies [Line Items]
Intangible Assets, useful life						44 years	44 years
Acquired game licenses | Minimum
Significant Accounting Policies [Line Items]
Intangible Assets, useful life						2 years	2 years
Acquired game licenses | Maximum
Significant Accounting Policies [Line Items]
Intangible Assets, useful life						7 years	7 years